SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.9%

Consumer Durables - 0.8%
YETI Holdings, Inc. *	23,950	1,154,869

Consumer Non-Durables - 4.1%
Constellation Brands, Inc.	7,425	1,866,125
Estee Lauder Cos., Inc. - Class A	7,600	1,098,580
Mondelez International, Inc.	12,850	891,790
NIKE, Inc.	9,050	865,361
PepsiCo, Inc.	10,000	1,694,400

		6,416,256

Consumer Services - 3.1%
McDonald’s Corp.	6,650	1,751,876
Visa, Inc.	13,650	3,139,637

		4,891,513

Electronic Technology - 26.1%
Apple, Inc.	110,825	18,974,348
Applied Materials, Inc.	27,700	3,835,065
Arista Networks, Inc. *	3,750	689,738
Broadcom, Inc.	7,525	6,250,115
NVIDIA Corp.	20,250	8,808,547
Palo Alto Networks, Inc. *	9,225	2,162,709

		40,720,522

Energy Minerals - 2.1%
Chevron Corp.	2,100	354,102
ConocoPhillips	24,600	2,947,080

		3,301,182

Finance - 2.2%
Chubb, Ltd.	5,050	1,051,309
Goldman Sachs Group, Inc.	5,150	1,666,386
JPMorgan Chase & Co.	4,900	710,598

		3,428,293

Health Services - 4.6%
Centene Corp. *	16,425	1,131,354
HCA Healthcare, Inc.	4,125	1,014,667
UnitedHealth Group, Inc.	10,125	5,104,924

		7,250,945

Health Technology - 5.1%
Abbott Laboratories	15,500	1,501,175
Dexcom, Inc. *	22,000	2,052,600
Gilead Sciences, Inc.	11,150	835,581
Johnson & Johnson	6,150	957,862
Thermo Fisher Scientific, Inc.	5,250	2,657,393

		8,004,611

Industrial Services - 1.5%
Cheniere Energy, Inc.	13,675	2,269,503

Process Industries - 1.5%
Linde, PLC	2,650	986,728
Sherwin-Williams Co.	5,225	1,332,636

		2,319,364

Producer Manufacturing - 4.7%
Aptiv, PLC *	11,650	1,148,574
General Dynamics Corp.	3,550	784,443

Name of Issuer	Quantity	Fair Value ($)

Honeywell International, Inc.	8,425	1,556,434
Northrop Grumman Corp.	1,875	825,356
Parker-Hannifin Corp.	3,950	1,538,604
Siemens AG, ADR	21,675	1,548,679

		7,402,090

Retail Trade - 9.4%
Amazon.com, Inc. *	63,000	8,008,560
Home Depot, Inc.	8,425	2,545,698
Lululemon Athletica, Inc. *	4,425	1,706,324
Netflix, Inc. *	2,300	868,480
TJX Cos., Inc.	18,075	1,606,506

		14,735,568

Technology Services - 30.7%
Accenture, PLC	10,200	3,132,522
Adobe, Inc. *	6,250	3,186,875
Alphabet, Inc. - Class A *	12,500	1,635,750
Alphabet, Inc. - Class C *	73,500	9,690,975
Atlassian Corp. *	7,675	1,546,589
Autodesk, Inc. *	6,300	1,303,533
Intuit, Inc.	5,200	2,656,888
Meta Platforms, Inc. *	1,550	465,325
Microsoft Corp.	57,600	18,187,200
Paycom Software, Inc.	2,500	648,175
salesforce.com, Inc. *	15,225	3,087,326
ServiceNow, Inc. *	2,275	1,271,634
Splunk, Inc. *	8,100	1,184,625

		47,997,417

Transportation - 2.5%
FedEx Corp.	7,575	2,006,769
Union Pacific Corp.	9,200	1,873,396

		3,880,165

Utilities - 0.5%
NextEra Energy, Inc.	13,100	750,499

Total Common Stocks (cost: $56,375,783)		154,522,797

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $2,364,584)	2,364,584	2,364,584

Total Investments in Securities - 100.4% (cost $58,740,367)		156,887,381

Other Assets and Liabilities, net - (0.4)%		(572,611)

Net Assets - 100.0%		$156,314,770

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Large Cap Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	154,522,797	—	—	154,522,797
Short-Term Securities	2,364,584	—	—	2,364,584
Total:	156,887,381	—	—	156,887,381

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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